FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Impaired Loans, Fair Value of Collateral, Allowances for Loan Losses (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Direct credits and allowances [Abstract]
Allowance for loan losses	S/ 8,645,945	S/ 8,530,986
Impaired [Member]
Direct credits and allowances [Abstract]
Impaired loans	10,918,146	10,668,641
Fair value of collateral	6,988,837	7,571,071
Allowance for loan losses	5,718,680	5,072,364
Commercial Loans [Member]
Direct credits and allowances [Abstract]
Impaired loans	6,100,142	6,439,760
Fair value of collateral	5,013,453	5,646,832
Allowance for loan losses	2,330,978	2,260,569
Residential Mortgage Loans [Member]
Direct credits and allowances [Abstract]
Impaired loans	1,468,747	1,388,060
Fair value of collateral	1,257,251	1,204,144
Allowance for loan losses	785,261	757,778
Micro-Business Loans [Member]
Direct credits and allowances [Abstract]
Impaired loans	1,802,572	1,741,439
Fair value of collateral	347,343	440,715
Allowance for loan losses	1,288,068	1,113,145
Consumer Loans [Member]
Direct credits and allowances [Abstract]
Impaired loans	1,546,685	1,099,382
Fair value of collateral	370,790	279,380
Allowance for loan losses	S/ 1,314,373	S/ 940,872